Accounts receivable from subscribers, distributors, recoverable taxes contractual assets and other, net, Aging of Accounts Receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aging of Accounts Receivable [Abstract]
Trade and other receivables	$ 182,388,253	$ 170,242,307
1 - 30 days [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	13,511,830	15,396,655
31 - 60 days [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	4,700,102	4,182,294
61 - 90 days [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	3,340,840	2,854,922
Greater than 90 days [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	40,480,189	42,545,067
Unbilled Services Provided [Member]
Aging of Accounts Receivable [Abstract]
Trade and other receivables	$ 120,355,292	$ 105,263,369